Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Stockholders' Equity Note [Abstract]
Stockholders' Equity

As of September 30, 2017, the Company has 200,000,000 shares of authorized common stock and 2,078,595 shares issued and outstanding, and 10,000,000 authorized preferred shares, of which none were issued or outstanding.

In the July 2017 Public Offering, the Company issued 18,164,195 units at $0.40 per unit, and 6,835,805 pre-funded units at $0.39 per pre-funded unit, raising gross proceeds of approximately $10 million and net proceeds of approximately $8.8 million.  jVen Capital was one of the investors participating in the offering.  Each unit included one twenty-fifth of a share of common stock and one common warrant to purchase one twenty-fifth of a share of common stock at an exercise price of $10.625 per share.  Each pre-funded unit included one pre-funded warrant to purchase one twenty-fifth of a share of common stock for an exercise price of $0.25 per share, and one common warrant to purchase one twenty-fifth of a share of common stock at an exercise price of $10.625 per share. The common warrants are exercisable immediately and have a five-year term from the date of issuance. At closing, the outstanding Bridge Financing Notes issued to jVen Capital, were repaid in the principal amount of $1 million plus accrued interest of $6,438.  Four million pre-funded warrants were exercised during the three months ended September 30, 2017 (see Note 11 "Subsequent events").

In connection with the July 2017 Public Offering, the Company issued to its placement agent 50,000 shares of common stock.  The warrants issued to the Placement Agent have an exercise price of $12.50 per share and are exercisable for five years.

In September 2016, the Company entered into the Sales Agreement with Cowen pursuant to which the Company may offer and sell from time to time, up to an aggregate of $25 million of shares of its common stock through Cowen, as sales agent, with initial sales limited to an aggregate of $11.5 million. Pursuant to the Sales Agreement, Cowen may sell the shares of common stock by any method permitted by law deemed to be an "at the market" offering as defined in Rule 415 of the Securities Act, including, without limitation, sales made by means of ordinary brokers' transactions on the Nasdaq Capital Market or otherwise at market prices prevailing at the time of sale, in block transactions, or as otherwise directed by the Company. The Company pays Cowen compensation equal to 3.0% of the gross proceeds from the sales of common stock pursuant to the terms of the Sales Agreement.  As of September 30, 2017, the Company has sold an aggregate of approximately 308 thousand shares of its common stock under this at the market offering resulting in aggregate net proceeds to the Company of approximately $7.8 million, and gross proceeds of $8.4 million. As of September 30, 2017, remaining availability under the at the market offering is $3.1 million. The Company did not sell any shares of its common stock under this at the market offering during the three months ended September 30, 2017. During the nine months ended September 30, 2017, the Company has sold approximately 160 thousand shares of its common stock under this at the market offering resulting in aggregate net proceeds to the Company of approximately $3.4 million, and gross proceeds of $3.6 million.

In May and June 2016, the Company offered and sold units in a private offering to members of management and employees and to accredited investors, including MGHIF and jVen Capital, each unit consisting of either (i) one twenty-fifth of a share of common stock and a detachable stock purchase warrant to purchase an additional 0.03 shares of common stock, or (ii) one share of non-voting convertible preferred stock and a detachable stock purchase warrant to purchase an additional 0.03 shares of common stock, at a price of $1.14 per unit.  The total net proceeds to the Company, after deducting offering commissions and expenses was $9.5 million.  Pursuant to the private placement the Company issued 269,765 shares of common stock, 2,309,428 of Series A non-voting convertible preferred stock and stock purchase warrants to acquire an additional 271,606 shares of common stock.  Under the purchase agreement, the Company granted registration rights to the investors in the private financing.

Each share of Series A non-voting convertible preferred stock was convertible at the option of the holder in whole or in part and from time to time into one twenty-fifth of a share of common stock, was entitled to dividends on an "as converted basis" when and if dividends are issued to common stockholders, and would have participated in liquidation on a pari passu basis with common stockholders.  The preferred stock was classified as permanent equity.  The stock purchase warrants issued as part of the units are exercisable at $32.8125 per share beginning 90 days after closing for five years, expiring on May 18, 2021.  The warrants are classified as permanent equity at September 30, 2017.  In connection with the issuance of Series A non-voting convertible preferred stock, the Company recognized a beneficial conversion feature of $332,550 as a deemed dividend to the preferred shareholders. Holders of the Series A non-voting convertible preferred stock subsequently converted all 2,309,428 shares of preferred stock into 92,377 shares of common stock.

The Company filed a registration statement on Form S-3 on June 13, 2016 to register for resale by the investors, from time to time, of the shares of common stock acquired, or underlying the warrants issued, in the private offering. On July 20, 2016, the registration statement was declared effective by the SEC.

Stock options

In 2008, the Company adopted the 2008 Stock Option and Restricted Stock Plan (the "2008 Plan"), pursuant to which the Company's Board of Directors could grant either incentive or non-qualified stock options or shares of restricted stock to directors, key employees, consultants and advisors.

In April 2015, the Company adopted, and the Company's stockholders approved, the 2015 Equity Incentive Plan (the "2015 Plan"); the 2015 Plan became effective upon the execution and delivery of the underwriting agreement for the Company's initial public offering in May 2015. Following the effectiveness of the 2015 Plan, no further grants will be made under the 2008 Plan. The 2015 Plan provides for the granting of incentive stock options within the meaning of Section 422 of the Code to employees and the granting of non-qualified stock options to employees, non-employee directors and consultants. The 2015 Plan also provides for the grants of restricted stock, restricted stock units, stock appreciation rights, dividend equivalents and stock payments to employees, non-employee directors and consultants.

Under the 2015 Plan, the aggregate number of shares of the common stock authorized for issuance may not exceed (1) 54,200 plus (2) the sum of the number of shares subject to outstanding awards under the 2008 Plan as of the 2015 Plan's effective date, that are subsequently forfeited or terminated for any reason before being exercised or settled, plus (3) the number of shares subject to vesting restrictions under the 2008 Plan as of the 2015 Plan's effective date that are subsequently forfeited. In addition, the number of shares that have been authorized for issuance under the 2015 Plan will be automatically increased on the first day of each fiscal year beginning on January 1, 2016 and ending on (and including) January 1, 2025, in an amount equal to the lesser of (1) 4% of the outstanding shares of common stock on the last day of the immediately preceding fiscal year, or (2) another lesser amount determined by the Company's Board of Directors. Shares subject to awards granted under the 2015 Plan that are forfeited or terminated before being exercised or settled, or are not delivered to the participant because such award is settled in cash, will again become available for issuance under the 2015 Plan. However, shares that have actually been issued shall not again become available unless forfeited. As of September 30, 2017, 34,767 shares remain available for issuance under the 2015 Plan, which includes 40,486 shares automatically added to the 2015 Plan on January 1, 2017.

On April 28, 2016, the Board of Directors of the Company made a stock option award to Evan Jones, the Company's Chief Executive Officer ("CEO") and Chairman of the Board.  The non-qualified stock option award to acquire 30,660 shares of common stock represented approximately 6% of outstanding shares of common stock as of the date of the award.  The stock option grant has an exercise price of $33.75 per share, a ten-year term and a vesting schedule of 25% vesting of the award on the first annual anniversary of the date of grant and then 6.25% vesting each quarter thereafter over three additional years.  The plan under which the award was made incorporates by reference the provisions of the Company's 2015 Plan applicable to stock option awards.  The stock option award was contingent on receipt of stockholder approval, as the award was made outside of the Company's stockholder-approved incentive plans.  The stockholders approved the stock option award at the Company's Annual Meeting of Stockholders held on June 22, 2016.

For the three and nine months ended September 30, 2017 and 2016, the Company recognized stock compensation expense as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2017	2016	2017	2016
Cost of services	$2,306	$—	$6,274	$5,008
Research and development	61,097	45,945	171,652	181,367
General and administrative	187,357	98,683	500,252	447,811
Sales and marketing	16,832	34,124	44,126	72,462
	$267,592	$178,752	$722,304	$706,648

No income tax benefit for stock-based compensation arrangements was recognized in the condensed consolidated statements of operations and comprehensive loss due to the Company's net loss position.

During the three months ended September 30, 2017, the Company granted stock options to acquire 16,380 shares of common stock at a weighted average exercise price of $7.50 per share and a weighted average grant date fair value of $3.00 per share. 7,851 options were forfeited during the three months ended September 30, 2017 at a weighted average exercise price of $27.75 per share.

During the nine months ended September 30, 2017, the Company granted stock options to acquire 51,164 shares of common stock at a weighted average exercise price of $19.00 per share and a weighted average grant date fair value of $9.50 per share. 20,167 options were forfeited during the nine months ended September 30, 2017 at a weighted average exercise price of $33.25 per share. The Company had total stock options to acquire 138,869 shares of common stock outstanding at September 30, 2017.

Restricted stock units

During the three and nine months ended September 30, 2017, the Company granted restricted stock units to acquire 11,575 shares of common stock, with a weighted average grant date fair value of $7.00. 1,060 restricted stock units vested and no restricted stock units were forfeited during the three and nine months ended September 30, 2017. The Company had 11,265 total restricted stock units outstanding at September 30, 2017.

Stock purchase warrants

At September 30, 2017 and December 31, 2016, the following warrants to purchase shares of common stock were outstanding:

			Underlying Warrant Shares at
Issuance	Exercise Price	Expiration	September 30, 2017	December 31, 2016
August 2007	$197.75	August 2017	—	356
March 2008	$19,763.50	March 2018	1	1
November 2009	$197.75	November 2019	266	266
January 2010	$197.75	January 2020	266	266
March 2010	$197.75	March 2020	51	51
November 2011	$197.75	November 2021	208	208
December 2011	$197.75	December 2021	26	26
March 2012	$109.90	March 2019	165	165
February 2015	$165.00	February 2025	9,000	9,000
May 2015	$165.00	May 2020	138,310	138,310
May 2016	$32.75	May 2021	189,573	189,573
June 2016	$32.75	May 2021	82,032	82,032
June 2017	$19,50	June 2022	18,753	—
July 2017	$17.25	July 2022	6,349	—
July 2017	$12.50	July 2022	50,000	—
July 2017 (1)	$0.25	July 2022	113,432	—
July 2017	$10.75	July 2022	1,000,000	—
			1,608,439	420,260

The warrants listed above were issued in connection with various debt, equity or development contract agreements.

(1) These July 2017 warrants represent the outstanding pre-funded warrants issued under the July 2017 Public Offering.  See Note 7 "Stockholders' equity" and Note 11 "Subsequent events."

As of December 31, 2016, the Company has 200,000,000 shares of authorized common shares and 1,012,170 issued and outstanding, and 10,000,000 of authorized preferred shares, none of which were issued or outstanding.

On September 13, 2016, the Company entered into the Sales Agreement with Cowen pursuant to which the Company may offer and sell from time to time, up to an aggregate of $25 million of shares of its common stock through Cowen, as sales agent, with initial sales limited to an aggregate of $11.5 million. Pursuant to the Sales Agreement, Cowen may sell the shares of common stock by any method permitted by law deemed to be an "at the market" offering as defined in Rule 415 of the Securities Act, including, without limitation, sales made by means of ordinary brokers' transactions on The Nasdaq Capital Market or otherwise at market prices prevailing at the time of sale, in block transactions, or as otherwise directed by the Company. The Company pays Cowen compensation equal to 3.0% of the gross proceeds from the sales of common stock pursuant to the terms of the Sales Agreement. As of December 31, 2016, the Company has sold an aggregate of approximately 144 thousand shares of its common stock under this at the market offering resulting in aggregate net proceeds to the Company of approximately $4.4 million, and gross proceeds of $4.7 million. As of December 31, 2016, remaining availability under the at the market offering is $6.8 million.

Subsequent to December 31, 2016, the Company has sold an aggregate of approximately 84 thousand shares of its common stock under this at the market offering resulting in aggregate net proceeds to the Company of approximately $2.1 million, and gross proceeds of $2.2 million. Under the initial sales agreement, remaining availability under the at the market offering is $4.6 million.

On May 19, 2016 and June 27, 2016, the Company offered and sold units in a private offering to members of management and employees and to accredited investors, including Merck GHI and jVen Capital, each unit consisting of either (i) one twenty-fifth of a share of common stock and a detachable stock purchase warrant to purchase an additional 0.03 shares of common stock, or (ii) one share of non-voting convertible preferred stock and a detachable stock purchase warrant to purchase an additional 0.03 shares of common stock, at a price of $1.14 per unit. The total net proceeds to the Company, after deducting offering commissions and expenses was $9.5 million. Pursuant to the private placement the Company issued 269,765 shares of common stock, 2,309,428 of Series A non-voting convertible preferred stock and stock purchase warrants to acquire an additional 271,606 shares of common stock. Under the purchase agreement, the Company granted registration rights to the investors in the private financing.

Each share of Series A non-voting convertible preferred stock was convertible at the option of the holder in whole or in part and from time to time into one twenty-fifth of a share of common stock, was entitled to dividends on as "as converted basis" when and if dividends are issued to common stockholders, and participates in liquidation on a pari passu basis with common stockholders. The preferred stock was classified as permanent equity. The stock purchase warrants issued as part of the units are exercisable $32.8125 per share beginning 90 days after closing for five years, expiring on May 18, 2021. The warrants are classified as permanent equity at December 31, 2016. In connection with the issuance of Series A non-voting convertible preferred stock, the Company recognized a beneficial conversion feature of $332,550 as a deemed dividend to the preferred stockholders. Holders of the Series A non-voting convertible preferred stock subsequently converted all 2,309,428 shares of preferred stock into 92,377 shares of common stock in July 2016. The shares of preferred stock were retired and are no longer available for future issuance.

The Company filed a registration statement on Form S-3 on June 13, 2016 to register for resale by the investors, from time to time, of the shares of common stock acquired, or underlying the warrants issued, in the private offering. On July 20, 2016, the registration statement was declared effective by the SEC.

In July 2015, the Company issued 45,454 shares of common stock to Merck GHI for cash consideration of $5.0 million (see Note 5).

On May 8, 2015, the Company completed its IPO pursuant to which the Company offered and sold 2,850,000 units, each unit consisting of one twenty-fifth of a share of common stock and a detachable stock purchase warrant to purchase an additional one twenty-fifth of a share of common stock, at an initial offering price of $6.00 per unit. Of the total gross proceeds of $17.1 million, approximately $2.1 million was used to satisfy outstanding demand notes by exchanging such notes for 350,000 units in the IPO. After considering the demand notes, and underwriting discounts, commissions and offering expenses of $2.9 million (which were charged to additional paid-in capital), the total net cash proceeds to the Company was $12.1 million. On the IPO closing date, the underwriters exercised a portion of their over-allotment option to acquire additional stock purchase warrants to purchase an additional 16,900 shares of common stock for cash of $4,225.

In connection with the IPO, all of the Company's outstanding Series A redeemable convertible preferred stock, 2014 convertible notes and 2015 convertible notes were converted into 294,994 shares of common stock. Prior to the IPO, the carrying value of the Series A redeemable convertible preferred stock was increased by the accretion of related discounts, issuance costs and accrued but unpaid dividends so that the carrying amount would equal the redemption amount at the dates the stock becomes redeemable.

The stock purchase warrants issued as part of the units (including over-allotment option) are exercisable for 130,900 shares of common stock at $165.00 per share beginning six months after the closing of the IPO for five years, expiring on May 8, 2020. Additionally, the Company issued additional warrants to its investment bankers to purchase 7,410 shares of common stock, on the same terms as the warrants issued with the units. The warrants were valued using the Black-Scholes option pricing model and are classified as equity.

Stock options

In 2008, the Board adopted, and the stockholders approved, the 2008 Stock Option and Restricted Stock Plan (the "2008 Plan"), pursuant to which the Company's Board of Directors may grant either incentive or non-qualified stock options or shares of restricted stock to directors, key employees, consultants and advisors.

In April 2015, the Board adopted, and the Company's stockholders approved, the 2015 Equity Incentive Plan (the "2015 Plan"); the 2015 Plan became effective upon the execution and delivery of the underwriting agreement for the Company's IPO. Following the effectiveness of the 2015 Plan, no further grants have been made under the 2008 Plan. The 2015 Plan provides for the granting of incentive stock options within the meaning of Section 422 of the Code to employees and the granting of non-qualified stock options to employees, non- employee directors and consultants. The 2015 Plan also provides for the grants of restricted stock, restricted stock units, stock appreciation rights, dividend equivalents and stock payments to employees, non-employee directors and consultants.

Under the 2015 Plan, the aggregate number of shares of the common stock authorized for issuance may not exceed (1) 54,200 plus (2) the sum of the number of shares subject to outstanding awards under the 2008 Plan as of the 2015 Plan's effective date, that are subsequently forfeited or terminated for any reason before being exercised or settled, plus (3) the number of shares subject to vesting restrictions under the 2008 Plan as of the 2015 Plan's effective date that are subsequently forfeited. In addition, the number of shares that have been authorized for issuance under the 2015 Plan will be automatically increased on the first day of each fiscal year beginning on January 1, 2016 and ending on (and including) January 1, 2025, in an amount equal to the lesser of (1) 4% of the outstanding shares of common stock on the last day of the immediately preceding fiscal year, or (2) another lesser amount determined by the Company's Board of Directors. Shares subject to awards granted under the 2015 Plan that are forfeited or terminated before being exercised or settled, or are not delivered to the participant because such award is settled in cash, will again become available for issuance under the 2015 Plan. However, shares that have actually been issued shall not again become available unless forfeited. As of December 31, 2016, 26,786 shares remain available for issuance under the 2015 Plan.

For the years ended December 31, 2016 and 2015, the Company recognized stock compensation expense as follows:

	Year Ended December 31,
	2016	2015
Cost of services	$6,003	$—
Research and development	236,341	240,739
General and administrative	599,550	619,899
Sales and marketing	103,567	584,450
	$945,461	$1,445,088

No income tax benefit for stock-based compensation arrangements was recognized in the consolidated statements of operations due to the Company's net loss position.

As of December 31, 2016, the Company had unrecognized expense related to its stock options of $2.2 million, which will be recognized over a weighted average period of 1.17 years.

A summary of the status of options granted is presented below as of and for the years ended December 31, 2016 and 2015:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value
Outstanding at January 1, 2015	16,170		9.3	$—
Granted	78,465	$67.00
Exercised	(458)	$5.00		$19,519
Forfeited	(7,746)	$13.75
Outstanding at December 31, 2015	86,431	$65.00	9.1	$1,575,646
Granted	58,546	$35.25
Exercised	(2,660)	$9.00		$79,406
Forfeited	(22,867)	$99.75
Expired	(343)	$212.25
Outstanding at December 31, 2016	119,106	$44.00	8.6	$663,298
Vested and expected to vest	119,106	$44.00	8.6	$663,298
Exercisable at December 31, 2016	43,940	$5.50	8.0	$421,621

The total fair value of options vested in the years ended December 31, 2016 and 2015, was $1,088,978 and $1,140,079, respectively. The fair value of each option grant was estimated at the date of grant using the Black-Scholes option pricing model based on the assumptions below:

Year Ended December 31,
	2016	2015
Annual dividend	—	—
Expected life (in years)	5.25 – 6.25	5.5 – 6.25
Risk free interest rate	1.2 – 2.2%	1.5 – 1.9%
Expected volatility	42.0 – 49.8%	47.7 – 65.0%

The Company issued an annual grant on February 22, 2017 of 28,932 options to employees at an exercise price of $25.75 per share.

Restricted stock units

In the fourth quarter of 2015, the Company granted restricted stock units to acquire 3,000 shares of common stock, with a weighted average grant date fair value of $42.50 per share, 750 shares of which remain outstanding as of December 31, 2016. 266 restricted stock units vested and 1,583 restricted stock units were forfeited during the year ended December 31, 2016 at a weighted average grant date fair value of $42.50 per share.

Stock purchase warrants

At December 31, 2016 and 2015, the following warrants to purchase shares of common stock were outstanding:

			Underlying Warrant Shares at December 31,
Issuance	Exercise Price	Expiration	2016	2015
August 2007	$197.75	August 2017	356	356
March 2008	$19,763.50	March 2018	1	1
November 2009	$197.75	November 2019	266	266
January 2010	$197.75	January 2020	266	266
March 2010	$197.75	March 2020	51	51
November 2011	$197.75	November 2021	208	208
December 2011	$197.75	December 2021	26	26
March 2012	$2,747.50	March 2019	165	165
February 2015	$165.00	February 2025	9,000	9,000
May 2015	$165.00	May 2020	138,310	138,310
May 2016	$32.75	May 2021	189,573	—
June 2016	$32.75	May 2021	82,032	—
			420,260	148,654

The warrants listed above were issued in connection with various equity, debt, preferred stock or development contract agreements. The warrants issued in February 2015 were initially classified as a liability since the exercise price was variable. The exercise price became fixed as a result of the Company's IPO and, as such, the warrant liability was marked to fair value at that time and reclassified to equity (see Note 13).